Short-term Loans (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Short-Term Loans [Line Items]
Short-term loan	¥ 56,000	$ 8,008	¥ 134,976
Short term debt term	1 year
Weighted average interest rate	3.50%	3.50%	3.50%
Lines of credit for the short-term loans			¥ 65,024
Loans Payable [Member]
Short-Term Loans [Line Items]
Short-term loan	¥ 74,000		¥ 134,976